UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21590
AIG Strategic Hedge Fund of Funds
(Exact name of registrant as specified in charter)
277 Park Avenue
New York, NY 10172
(Address of principal executive office) (Zip code)
Robert Discolo
AIG Strategic Hedge Fund of Funds
277 Park Avenue
New York, NY 10172
(Name and address of agent for service)
Registrant’s telephone number, including area code: (646) 857-8667
Date of fiscal year end: March 31, 2009
Date of reporting period: September 30, 2008
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

AIG STRATEGIC HEDGE FUND OF FUNDS

Financial Statements
(Unaudited)

For the Six Months Ended
September 30, 2008

AIG STRATEGIC HEDGE FUND OF FUNDS

Financial Statements
(Unaudited)

For the Six Months Ended
September 30, 2008

AIG STRATEGIC HEDGE FUND OF FUNDS

Schedule of Investments
September 30, 2008
(Unaudited)

			Percentage of
		Fair	Fund’s Net
Portfolio Fund	Cost	Value	Assets	Liquidity

Equity Long/Short
Cantillon World, Ltd. (Class A, Series A1)	$1,568,181	$1,724,803	2.35%	Monthly
Glenview Capital Partners (Cayman), Ltd.	2,440,442	3,326,427	4.54%	Quarterly
Hunter Global Investors Offshore Fund, Ltd. (Class A, Series 1)	3,000,000	4,370,876	5.97%	Quarterly
Meditor Cobra Fund, Ltd. (Class B)	1,400,556	1,325,169	1.81%	Monthly*
SLS Offshore Fund, Ltd. (Tranche A)	2,250,000	2,330,357	3.18%	Quarterly
TCS Capital International, Ltd.	2,000,000	1,747,474	2.39%	Quarterly
The Tantallon (Non-U.S. Feeder) Fund (Series A)	2,474,415	1,750,467	2.39%	Monthly*
Wellington North River, L.P. (Class A, Series 1)	2,500,000	2,838,288	3.87%	Quarterly

	17,633,594	19,413,861	26.50%

Event Driven
Avenue International, Ltd. (Class A, Series A0797)	2,500,000	3,042,792	4.15%	Quarterly
Bennelong Asia Pacific Multi Strategy Equity Fund (Class D)	1,000,000	1,171,400	1.60%	Monthly
Castlerigg International, Ltd. (Class A, Series 1)	2,869,288	3,781,912	5.16%	Quarterly
Oz Asia Overseas Fund, Ltd.	1,000,000	1,071,224	1.46%	Annually
Oz Europe Overseas Fund II, Ltd.	3,500,000	4,536,770	6.19%	Quarterly
The Canyon Value Realization Fund (Cayman), Ltd. (Class A)	2,500,000	3,065,206	4.19%	Quarterly
York Investment, Ltd. (Class A, Series 1)	3,009,556	4,076,102	5.56%	Quarterly

	16,378,844	20,745,406	28.31%

Global Macro
Blenheim Commodity Fund, Ltd. (Class B-1)	1,000,000	936,031	1.28%	Monthly
Boronia Diversified Fund, Ltd.	1,300,000	1,333,889	1.82%	Monthly
Brevan Howard Fund, Ltd. (Class B US)	2,000,000	2,830,524	3.86%	Monthly
Episode, Inc. (Class A)	500,000	490,909	0.67%	Monthly
Episode, Inc. (Class E)	1,500,000	1,247,402	1.70%	Quarterly**
The Dorset Energy Fund, Ltd. (Series A)	1,250,000	1,624,226	2.22%	Monthly
Winton Futures Fund, Ltd. (Class B, Lead Series)	1,626,978	2,160,246	2.95%	Monthly

	9,176,978	10,623,227	14.50%

Relative Value
FrontPoint Offshore Utility and Energy Fund, L.P.	1,750,000	1,830,202	2.50%	Quarterly
HBK Offshore Fund, Ltd. (Class C)	3,000,000	3,339,043	4.56%	Quarterly
Ionic Capital International, Ltd. (Class B, Series 3)	1,500,000	1,534,739	2.10%	Quarterly*
Ionic Capital International, Ltd. (Class B, Series 4)	1,000,000	1,011,434	1.38%	Quarterly*
Menta Global Offshore, Ltd. (Series 52, Sub-Series 2007-07)	1,000,000	815,782	1.11%	Monthly
MKP Offshore Partners, Ltd.	504,613	680,395	0.93%	Quarterly
MKP Opportunity Offshore, Ltd.	488,533	776,355	1.06%	Quarterly
Polygon Global Opportunities Fund (Class C)	3,000,000	3,804,224	5.19%	Quarterly
SuttonBrook Offshore Partners, Ltd. (Class C, Series 1)	2,000,000	2,848,317	3.89%	Quarterly
SuttonBrook Offshore Partners, Ltd. (Class C, Series 31)	1,000,000	970,136	1.32%	Quarterly*

	15,243,146	17,610,627	24.04%

Investment Company
Dreyfus Cash Management Fund	5,202,722	5,202,722	7.10%

Total	$63,635,284	$73,595,843	100.45%

Liabilities in Excess of Other Assets		(332,270)	(0.45)%

Net Assets		$73,263,573	100.00%

ˆ	Portfolio Fund investments are reported at fair value and are considered to be illiquid. Investments can only be redeemed according to the liquidity provision shown above. Additionally, investments may contain lock-up provision periods up to 4 year. See note 6 in the notes to financial statements.

*	Initial lock-up is applicable.

**	Early redemption penalty.

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Investment Objective as a Percentage of
Investments

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Assets and Liabilities
September 30, 2008
(Unaudited)

ASSETS
Investments in Portfolio Funds, at fair value (cost $63,635,284)	$73,595,843
Dividend receivable	18,240
Other assets	103,962

Total Assets	73,718,045

LIABILITIES
Payables:
Due to Investment Manager	93,731
Legal fees	186,906
Professional fees	71,706
Administration fees	69,243
Custodian fees	14,973
Other	17,913

Total Liabilities	454,472

Net Assets	$73,263,573

COMPOSITION OF NET ASSETS
Represented by:
Paid-in-Capital	$84,827,431
Accumulated overdistributed net investment loss	(20,382,851)
Net realized loss on investments	(1,141,566)
Net unrealized appreciation on investments	9,960,559

Net Assets at end of period	$73,263,573

Net Asset Value per Share (unlimited number of shares authorized — based on 8,122,167 shares outstanding)	$9.02

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Operations
For the Six Months Ended September 30, 2008
(Unaudited)

INVESTMENT INCOME
Dividend income	$72,120

Total Investment Income	72,120

EXPENSES
Investment Management fee	395,915
Legal fees	127,233
Administration fee	118,775
Trustees’ fees	45,000
Professional fees	93,443
Custody fees	3,000
Miscellaneous fees	8,557

Total Expenses	791,923
Investment Management fee waiver	(97,822)

Net Expenses	694,101

Net Investment Loss	(621,981)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	44,969
Change in net unrealized appreciation/depreciation from investments	(6,993,426)

Net Realized and Unrealized Loss from Investments	(6,948,457)

NET DECREASE IN NET ASSETS DERIVED FROM OPERATIONS	$(7,570,438)

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Changes in Net Assets

	For the
	Six Months Ended	For The
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(621,981)	$(1,276,983)
Net realized gain from investments	44,969	2,204,978
Change in unrealized appreciation/depreciation from investments	(6,993,426)	170,444

Net Increase (Decrease) in Net Assets Derived from Operations	(7,570,438)	1,098,439

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(10,395,455)

Change in net assets from distributions to shareholders	—	(10,395,455)
SHAREHOLDERS’ TRANSACTIONS
Proceeds from Shares issued (0 shares issued)	—	—
Proceeds from Shares reinvested (0 and 1,007,779 shares issued, respectively)	—	10,395,455

Net Increase in Net Assets Derived from Share Transactions	—	10,395,455

Total Net Increase (Decrease) in Net Assets	(7,570,438)	1,098,439
NET ASSETS AT BEGINNING OF PERIOD	80,834,011	79,735,572

NET ASSETS AT END OF PERIOD	$73,263,573	$80,834,011

ACCUMULATED OVERDISTRIBUTED NET INVESTMENT LOSS	$(20,382,851)	$(19,760,870)

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Cash Flows
For the Six Months Ended September 30, 2008
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Net Assets derived from operations	$(7,570,438)
Adjustments to reconcile net decrease in Net Assets derived from operations to net cash used in operating activities:
Proceeds from dispositions of investments	879,226
Purchases of short term investments, net	(771,449)
Net realized gain from investments	(44,969)
Change in unrealized appreciation/depreciation from investments	6,993,426
Change in assets and liabilities:
(Increase) Decrease in assets:
Dividends receivable	111,227
Receivable for Investments sold	1,374,415
Other assets	(12,237)
Increase (Decrease) in payables:
Securities purchased	(974,415)
Due to Investment Manager	(67,337)
Professional fees	(12,249)
Administration fees	42,376
Custodian fees	2,309
Legal fees	44,698
Other	5,417

Net cash used in operating activities	—
Cash and cash equivalents — beginning of period	—

Cash and cash equivalents — end of period	$—

For purposes of reporting the statement of cash flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

The accompanying notes are an integral part of these financial statements.

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements
September 30, 2008
(Unaudited)

1.	Organization

AIG Strategic Hedge Fund of Funds (the “Fund”) was organized as a Delaware statutory trust on April 26, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on August 1, 2004. The Fund’s shares are not registered under the Securities Act of 1933, as amended, and are subject to substantial limits on transferability and resale. The Fund is an “interval fund” that offers to repurchase a portion of its outstanding shares at net asset value (“NAV”), on a quarterly basis. The Fund commenced repurchases in September 2005.

The Fund’s investment objective is to seek long-term risk-adjusted absolute returns in a variety of capital market conditions. The Fund pursues its investment objective by investing primarily in investment funds (“Portfolio Funds”) managed by a select group of investment managers (“Portfolio Managers”) that utilize a broad range of alternative investment strategies (such as global macro strategies, event driven strategies, long/short equity strategies, and relative value strategies). The Fund is a “fund of funds” that provides a means for investors in the Fund (each a “Shareholder” and, collectively, the “Shareholders”) to participate in investments in private hedge funds by providing a single portfolio comprised of Portfolio Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting polices followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

a.	Valuation of the Fund and its Investments

The Fund computes its NAV as of the last business day of each applicable fiscal period (which may be a week-, month-, quarter- or year-end). In determining its NAV, the Fund will value its investments as of the end of each such period. The NAV per share is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including investment management and administrative fees, cost of any borrowings and other expenses are accrued on a monthly basis and taken into account for the purpose of determining NAV.

The Board of Trustees (the “Board”) has approved fair valuation policies and procedures pursuant to which the Fund values its investments in Portfolio Funds, which are generally illiquid investments, at their fair value. In accordance with these Board approved fair valuation policies and procedures, fair values for such investments are determined as of the end of any day on which the Fund’s NAV is calculated. The fair value of the Fund’s interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive with respect to a Portfolio Fund if the Fund’s interest in such Portfolio Fund were to be sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operative documents and offering memoranda, as appropriate, for each Portfolio Fund. However, because of the inherent uncertainty of Portfolio Fund valuations, the values determined in accordance with the Fund’s fair value procedures may differ significantly from the values that would have been used had a ready market for the investments existed. It is important to note that such difference could be material. Distributions received or withdrawals from Portfolio Funds, whether in the form of cash or securities, are first applied as a reduction of the Fund’s investment cost.

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements — (Continued)
September 30, 2008
(Unaudited)

Investments in Portfolio Funds with a value of $68,393,121, which is approximately 93.35% of the Fund’s net assets at September 30, 2008, have been fair valued and are illiquid and restricted to resale or transfer.

b.	Income Recognition and Expenses

Dividend income is recorded on the accrual basis. Changes in the value of Portfolio Investments are recorded as changes in unrealized appreciation/depreciation. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; management fees, administration fees, legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; due diligence of Portfolio Funds and their managers, including travel and related expenses; expenses of meetings of the Board and its shareholders; all costs with respect to communications to shareholders; and other types of expenses approved by the Board.

c.	Income Taxes

The Fund has qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). The Fund generally invests its assets in foreign corporations that would be classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.

The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the Interpretation did not have an impact to the Fund’s financial statements.

d.	Dividends and Distribution

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., reclassification of market discounts, and certain distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

All of the distributions to shareholders during the period were from net investment income and were ordinary income for tax purposes. The components of net assets are the same for book and tax purposes.

Pursuant to the automatic dividend reinvestment plan (“DRIP”), shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares.

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements — (Continued)
September 30, 2008
(Unaudited)

Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash.

e.	Recently Issued Accounting Pronouncements

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows. Management has recently begun evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

f.	Fair Value Measurements:

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including Fund management’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary categorization of the Fund’s Portfolio Funds based on the level of inputs utilized in determining the value of such investments as of September 30, 2008:

		LEVEL 2	LEVEL 3
	LEVEL 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Portfolio Funds	$—	$5,202,722	$68,393,121

Total	$—	$5,202,722	$68,393,121

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements — (Continued)
September 30, 2008
(Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments
in Portfolio Funds

Balance as of 3/31/2008	$76,220,804
Accrued Accretion / (Amortization)	—
Total Realized and Unrealized Gain (Loss)	(6,948,457)
Net Purchase / (Sales)	(879,226)

Balance as of 9/30/2008	$68,393,121

3.	Related Party Transactions

Pursuant to an Investment Management Agreement (“Management Agreement”) between the Fund and AIG Global Investment Corp. (the “Manager”), an indirect wholly-owned subsidiary of American International Group, Inc., the Manager is responsible for developing, implementing and supervising the Fund’s investment program. As compensation for services provided by the Manager, the Fund pays the Manager a fee (“Management Fee”), accrued monthly and payable quarterly in arrears, at an annual rate of 1.00% of the Fund’s month end net assets prior to giving effect to accrual of fees or any purchases of shares.

The Manager is also entitled to receive an annual Incentive Fee, accrued monthly and payable quarterly in arrears, of 5% of the net capital appreciation of the Fund (the “Incentive Fee”) in excess of any prior “high water mark” (described below) to the extent that the Incentive Fee does not reduce net capital appreciation below an annual, non-cumulative preferred return equal to the annualized one-year U.S. Treasury Bill rate (“Minimum Return”). For this purpose, the Minimum Rate will be the sum of all of the daily one-year U.S. Treasury bill rates calculated during a particular month, divided by the number of days in that month on which the one-year U.S. Treasury bill rate was reported.

Net capital appreciation is the excess of the fair market value of the Fund’s net assets at the end of a quarter over the fair market value of the Fund’s net assets at the beginning of the quarter, adjusted for the current quarter’s purchases of shares and distributions and any repurchases of shares. Reference to a “high water mark” means that no Incentive Fee will be accrued or paid to the Manager unless and until the fair market value of the Fund’s net assets exceeds the highest previous value (adjusted for subsequent share purchases, distributions and any repurchases of shares) as of any prior quarter, and any Incentive Fee will be calculated only on the amount of any such excess. Therefore, if the fair market value of the Fund’s net assets (as so adjusted) at the end of the quarter does not exceed the prior “high water mark,” no Incentive Fee will be paid to the Manager, and if such fair market value of the Fund’s net assets at the end of a quarter does exceed any prior “high water mark,” the Incentive Fee will be 5% of the amount by which such fair market value exceeds such prior “high water mark” so long as the Incentive Fee does not reduce net capital appreciation below the Minimum Return. For purposes of determining the Incentive Fee, the Fund’s net assets shall include portfolio assets and accrued income and shall be decreased by liabilities and accrued expenses (excluding any accrual for the Incentive Fee).

The Fund will accrue monthly a liability for the Incentive Fee equal to 5% of the month’s net capital appreciation in excess of the “high water mark,” to the extent that such accrual does not reduce net capital appreciation below the Minimum Return on an annualized basis. For accrual purposes, the month’s net capital appreciation is the excess of the fair market value of the Fund’s net assets at the end of the month over the fair market value of the Fund’s net assets at the beginning of the month (or the fair market value of the Fund’s net assets at inception for the first month) adjusted for the current month’s share purchases, distributions and any repurchases of shares. This liability will be reduced (but not below zero) on any accrual period by 5% of the net capital depreciation

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements — (Continued)
September 30, 2008
(Unaudited)

of the Fund. Net capital depreciation is the excess of the fair market value of the Fund’s net assets at the beginning of the month (or the fair market value of the Fund’s net assets at inception for the first month), adjusted for the current month’s share purchases, distributions and any repurchases of shares, over the fair market value of the Fund’s net assets at the end of the month. For purposes of determining the Incentive Fee accrual, the Fund’s net assets shall include portfolio assets and accrued income, and be decreased by liabilities and accrued expenses (excluding any accrual for the Incentive Fee). This accrual will reduce or increase the net asset value of shares and affect the purchase price paid by Shareholders who purchase shares during the fiscal year and the repurchase price received by the Shareholders who submit their shares pursuant to repurchase offers conducted by the Fund during the fiscal year.

The Fund reserves the right to borrow money, consistent with the requirements of the 1940 Act, to pay the Incentive Fee.

Pursuant to the terms of an Administrative Services Agreement (“Administration Agreement”), the Manager also provides various administration, fund accounting, investor accounting, taxation, and transfer agent services to the Fund. In consideration of these services, the Fund pays the Manager a fee, payable monthly, at an annual rate of 0.30% of the Fund’s net assets and reimburses the Manager for certain out-of-pocket expenses. Pursuant to the Administration Agreement, the Manager may appoint sub-administrators to provide these services to the Fund. Pursuant to a separate Transfer Agency and Sub-Administration Agreement, the Manager has contracted with Citi Fund Services Ohio, Inc. (“Citi”), to provide sub-administration, accounting and investor services to the Fund. Citi is paid by the Fund directly out of the annual rate of 0.30% of the Fund’s net assets payable to the Manager.

Pursuant to an expense limitation agreement, the Manager has agreed to waive investment management and administration fees and/or reimburse the Fund’s other expenses (excluding all interest, taxes, brokerage commissions, extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business, and any performance fee or incentive fee or compensation paid by the Fund pursuant to the Management Agreement) to the extent necessary for the Fund’s annualized expenses to not exceed 1.75% for the six months ended September 30, 2008. Pursuant to the expense limitation agreement, the Manager is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that the expense limitation agreement remains in place and such reimbursement of the Manager by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund at that time. The Manager waived $97,822 in investment management fees during the six months ended September 30, 2008, and is eligible to recoup fees of $149,253 for 2008, $508,386 for 2007 and $339,714 for 2006.

AIG Equity Sales Corp., an affiliate of the Manager, serves as the Placement Agent for the Fund and assists in the placing of the shares of the Fund with potential investors in the Fund. The Manager or its affiliates pays all of the expenses incurred in the Fund’s initial and ongoing placements of shares and, consequently, the Fund does not pay any fees to AIG Equity Sales Corp.

4.	Custodian Fees

The Bank of New York Mellon Corp., N.A. serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with U.S. and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) as approved or authorized by the Board.

5.	Securities Transactions

Aggregate purchases and sales of Portfolio Funds (excluding short-term Portfolio Funds) for the six months ended September 30, 2008 amounted to $0 and $879,226 respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds.

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements — (Continued)
September 30, 2008
(Unaudited)

At September 30, 2008, the estimated cost of investments for federal income tax purposes was $83,513,444 resulting in accumulated net unrealized depreciation of $9,917,601, consisting of gross unrealized appreciation and gross unrealized depreciation on investments of $779,785, and $10,697,386, respectively.

6.	Investments

As of September 30, 2008, the Fund had investments in 33 Portfolio Funds, none of which were related parties.

The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 3% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned.

In general, most of the Portfolio Funds in which the Fund invests provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Portfolio Funds that do provide for periodic redemptions may, depending on the Portfolio Fund’s governing documents, have the ability to deny or delay a redemption request.

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities (with the exception of the temporary Securities and Exchange Commission restriction on short sales of certain securities), writing option contracts, contracts for differences, and equity swaps. The Fund’s risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. The Portfolio Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks. Although the Fund attempts to diversify its risks by investing in Portfolio Funds managed by different third-party managers, the Portfolio Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Portfolio Funds’ net asset value. The Fund invests in a limited number of Portfolio Funds. There is always some possibility that the Financial Instruments in which the Portfolio Fund invests cannot be liquidated in time to meet redemption or margin calls without affecting the remaining investors. Liquidity risk may occur when Portfolio Managers mismatch assets and liabilities. Such concentration may result in additional risk.

The Fund’s investment activities expose it to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

8.	Concentrations and Indemnifications

The Fund enters into contracts that contain a variety of indemnifications, in accordance with applicable law. The Fund’s maximum exposure under these agreements is unknown. However, the Fund expects the risk of loss to be remote.

As of September 30, 2008, there was one shareholder that was holding 76.26% of the Fund’s net assets.

9.	Federal Tax Information

All of the distributions to shareholders during the period were ordinary income for tax purposes.

As of October 31, 2007, the Fund had distributable earnings of $9,975,325 from undistributed ordinary income.

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements — (Continued)
September 30, 2008
(Unaudited)

As of October 31, 2007, for Federal income tax purposes, the Fund had capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations of $239,468, which expire in 2013, $826,534, which expire in 2014 and $38,801, which expire in 2015.

10.	Financial Highlights

The following represents the per share operating performance of the Fund, for the period indicated:

	For the					For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended	Ended
	September 30, 2008		March 31, 2008	March 31, 2007	March 31, 2006	March 31, 2005*

Net Asset Value, beginning of period	$9.95		$11.21	$10.88	$10.79	$10.00
Net investment loss, net of waivers and reimbursements(a)	(0.08)		(0.17)	(0.21)	(0.20)	(0.14)
Realized & unrealized gains on investments	(0.85)		0.36	1.27	0.77	1.11
Distributions to shareholders from net investment income	—		(1.45)	(0.73)	(0.48)	(0.18)

Net Asset Value, end of period	$9.02		$9.95	$11.21	$10.88	$10.79

Total return before incentive fee***	(9.37)%		1.60%	9.98%	5.42%	10.00%
Incentive Fee	(0.00)%		(0.22)%	(0.51)%	(0.31)%	(0.29)%

Total return after incentive fee***	(9.37)%		1.38%	9.47%	5.11%	9.71%
Ratios to average net assets:
Expenses, before waivers and reimbursements(b)****	2.00	%**	2.16%	2.95%	3.13%	3.35	%**
Expenses, net of waivers and reimbursement****	1.75	%**	1.97%	2.26%	1.95%	1.98	%**
Incentive Fee	(0.00)%		(0.22)%	(0.51)%	(0.31)%	(0.29)%

Expenses, net of waivers, reimbursements, and incentive fee****	1.75%		1.75%	1.75%	1.64%	1.69%
Net investment loss, before waivers and reimbursements	(1.81	)%**	(1.73)%	(2.63)%	(3.03)%	(3.46	)%**
Net investment loss, net of waivers and reimbursements	(1.57	)%**	(1.55)%	(1.94)%	(1.85)%	(2.09	)%**
Portfolio turnover rate	0.00%		16.44%	15.83%	20.65%	0.00%

(a)	The Investment Manager waived and/or reimbursed fees and expenses.

(b)	Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Portfolio Funds.

*	The fund commenced operations on August 1, 2004.

**	Annualized.

***	Total return assumes a purchase of a share in the Fund at the beginning of the period and a sale of a share on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when purchasing a share of the Fund. Total returns for a period of less than a full year are not annualized.

****	The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements — (Continued)
September 30, 2008
(Unaudited)

11.	Subsequent Event

Due to recent market conditions, the liquidity of certain hedge funds, including hedge funds in which AIG Strategic Hedge Fund of Funds is invested, has been altered or is in the process of being altered.

AIG Strategic Hedge Fund of Funds
Supplemental Information
September 30, 2008
(Unaudited)

Fundamental Periodic Repurchase Policy

The Fund is an “interval fund” that offers to repurchase a portion of its outstanding shares at net asset value (“NAV”), on a quarterly basis (the Fund commenced repurchases in August 2005). The Fund has adopted share repurchase policies as fundamental policies. This means the policies may not be changed without the vote of the majority of Shareholders. These policies provide that beginning in September 2005, and thereafter on a quarterly basis in the months of March, June, September and December, the Fund will offer to repurchase a designated percentage of the outstanding shares from Shareholders (“Repurchase Offers”).

At the beginning of each Repurchase Offer, the Fund will send Shareholders a written notification about the Repurchase Offer, explaining how they may request that the Fund repurchase their Fund shares and the deadline for Shareholders to submit their repurchase requests (“Repurchase Request Deadline”), which is the date the Repurchase Offer ends. The time between the sending of the notification to the Shareholders and the Repurchase Request Deadline may vary from no more than six weeks to no less than three weeks. The Repurchase Request Deadline will occur during the months of March, June, September and December, respectively. The repurchase price of the shares will be the net asset value as of the close of the NYSE (4:00 p.m. Eastern time) on the date on which the repurchase price of the shares will be determined (“Repurchase Pricing Date”). The Repurchase Pricing Date may occur no later than the fourteenth day after the Repurchase Request Deadline or the next business day if the fourteenth day is not a business day. Within such fourteen-day period, the Fund may use an earlier Repurchase Pricing Date under certain circumstances.

An early repurchase fee equal to 2% of the value of the shares repurchased by the Fund will apply if the date as of which the shares are valued for purposes of the repurchase is within one year following the date of the Shareholder’s initial investment in the Fund. If applicable, the early repurchase fee will be deducted before payment of the proceeds of a repurchase.

Automatic Dividend Reinvestment Plan

Pursuant to the automatic dividend reinvestment plan (“DRIP”), Shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash. Each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP, unless such Shareholder specifically elects to receive all dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45 day period. A Shareholder whose shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf.

A Shareholder may elect to:

•	reinvest both dividends and capital gain distributions;

•	receive dividends in cash and reinvest capital gain distributions; or

•	receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal income tax purposes, Shareholders receiving shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their net asset value determined on the next valuation date following the ex-dividend date. There is no placement fee or other charge for reinvestment. A request must be

AIG Strategic Hedge Fund of Funds
Supplemental Information — (Continued)
September 30, 2008
(Unaudited)

received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time.

I.	Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed or copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.	Proxy Voting

The Fund waives its voting rights with respect to its investments in Portfolio Funds and accordingly does not vote any proxies. A description of the applicable policies and procedures that the Fund uses is available without charge upon request by calling AIG Investments at 212-770-5371 and on the SEC’s website at http://www.sec.gov.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable. Registrant has included its Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (“Disclosure Controls”), as of a date within 90 days prior to the filing date (“Filing Date”) of this Form N-CSR (“Report”) Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3) Not applicable.
(b) Certifications required by Rule 30a-2(b) under the 1940 Act are furnishes herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIG Strategic Hedge Fund of Funds

By (Signature and Title)	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
Date:      November 25, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Discolo
Robert Discolo, President and Principal Executive Officer
Date:      November 25, 2008

By (Signature and Title)	/s/ Joseph Heitmann
Joseph Heitmann, Treasurer and Principal Financial Officer
Date:      November 25, 2008